                                       PART A

                        INFORMATION REQUIRED IN A PROSPECTUS


    Attached hereto and made a part hereof is a Supplement to the Profile and Prospectus dated May 1, 2001 (incorporated herein by reference from Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 (File No. 333-30844) filed April 23, 2001) for each of the following:

          MFS Regatta Choice Variable and Fixed Annuity
          Futurity III Variable and Fixed Annuity

                                                            Rule 497(c)
                                                            File Nos. 333-30844
                                                                      811-05846

                        SUPPLEMENT DATED AUGUST 1, 2001

                                       TO
                   PROFILE DATED MAY 1, 2001, AS SUPPLEMENTED
                                      AND
                 PROSPECTUS DATED MAY 1, 2001, AS SUPPLEMENTED
                                      FOR
                               MFS REGATTA CHOICE
                           VARIABLE AND FIXED ANNUITY

                ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

      Beginning on August 27, 2001, with the addition of a new class of shares -- the "Service Class shares" -- to the MFS/Sun Life Series Trust ("the Series Fund"), the following 31 corresponding Sub-Accounts will be added to the MFS Regatta Choice Variable and Fixed Annuity Contracts (the "Contracts"):

Bond -- S Class                                 Managed Sectors -- S Class
Capital Appreciation -- S Class                 Massachusetts Investors Growth
Stock -- S Class
Capital Opportunities -- S Class                Massachusetts Investors Trust --
S Class
Emerging Growth -- S Class                      Mid Cap Growth -- S Class
Emerging Markets Equity -- S Class              Money Market -- S Class
Global Asset Allocation -- S Class              New Discovery -- S Class
Global Governments -- S Class                   Research -- S Class
Global Growth -- S Class                        Research Growth and Income -- S
Class
Global Health Sciences -- S Class               Research International -- S
Class
Global Telecommunications -- S Class            Strategic Growth -- S Class
Global Total Return -- S Class                  Strategic Income -- S Class
Government Securities -- S Class                Technology -- S Class
High Yield -- S Class                           Total Return -- S Class
International Growth -- S Class                 Utilities -- S Class
International Investors Trust -- S Class        Value -- S Class
International New Discovery -- S Class

      This Supplement describes the fees and performance information associated with the Series Fund's Service Class (the "S Class") shares. The S Class shares are the same as the shares (referred to herein as the "Initial Class" shares) currently offered in the Series Fund's Prospectus, dated May 1, 2001, except that the S Class shares are subject to a distribution fee equal to 0.25% of each Fund's daily net assets.

      The Initial Class shares are only available to owners of a MFS Regatta Choice Variable and Fixed Annuity Contract who opened their Contracts before August 27, 2001. (A Contract is considered "opened" once we have received a completed Application in good order. Contracts purchased pursuant to an ongoing exchange offer approved by the SEC are deemed to be "opened" before to August 27, 2001.) Subsequent payments and transfers by such Contract owners will continue to purchase Initial Class shares.

      Owners of a MFS Regatta Choice Variable and Fixed Annuity Contract who opened their Contracts on or after August 27, 2001, will only be able to purchase S Class shares. Subsequent payments and transfers by such Contract owners will continue to purchase S Class shares.

      At present, the International New Discovery Series and Global Health Sciences Series of the MFS/Sun Life Series Trust are not available for sale and, therefore, neither share class of these two Series is available for investment. We do not know at this time when or if these two Series will be made available. YOUR INVESTMENT DECISION TO PURCHASE A CONTRACT SHOULD NOT ASSUME THE FUTURE AVAILABILITY OF THESE SERIES.

      As a result of the addition of the S Class shares, the Profile dated May 1, 2001, as supplemented, (the "Profile") and the Prospectus dated May 1, 2001, as supplemented, (the "Prospectus") for the MFS Regatta Choice Variable and Fixed Annuity are further supplemented as follows:

      1. The list of the available investment options appearing in Section 4, "Allocation Options," of the Profile and on the cover page of the Prospectus is hereby supplemented by the addition of the 31 Sub-Accounts listed above.

      2. The summary expense chart appearing in Section 5, "Expenses," of the Profile is supplemented by adding the following Sub-Accounts to the chart:


          EXAMPLES:
                                          TOTAL      TOTAL
    TOTAL EXPENSE AT END
                                         ANNUAL      ANNUAL      TOTAL        NO
RIDERS (A)        WITH RIDER (B)
                                        INSURANCE     FUND      ANNUAL
-------------------   -------------------
                                         CHARGES    EXPENSES   EXPENSES     1
YEAR    10 YEARS    1 YEAR    10 YEARS
                                        ---------   --------   ---------
--------   --------   --------   --------
Bond -- S Class                           1.25%      0.97%       2.22%       $84
       $258       $88        $298
Capital Appreciation -- S Class           1.25%      1.00%       2.25%       $84
       $261       $88        $301
Capital Opportunities -- S Class          1.25%      1.04%       2.29%       $85
       $265       $88        $305
Emerging Growth -- S Class                1.25%      0.99%       2.24%       $84
       $260       $88        $300
Emerging Markets Equity -- S Class        1.25%      1.82%       3.07%       $92
       $341       $96        $377
Global Asset Allocation -- S Class        1.25%      1.15%       2.40%       $86
       $276       $89        $315
Global Governments -- S Class             1.25%      1.19%       2.44%       $86
       $280       $90        $319
Global Growth -- S Class                  1.25%      1.29%       2.54%       $87
       $290       $91        $328
Global Health Sciences -- S Class         1.25%      1.50%       2.75%       $89
       $310       $93        $348
Global Telecommunications -- S Class      1.25%      1.53%       2.78%       $89
       $313       $93        $351
Global Total Return -- S Class            1.25%      1.16%       2.41%       $86
       $277       $89        $316
Government Securities -- S Class          1.25%      0.87%       2.12%       $83
       $248       $87        $288
High Yield -- S Class                     1.25%      1.08%       2.33%       $85
       $269       $89        $308
International Growth -- S Class           1.25%      1.49%       2.74%       $89
       $309       $92        $347
International Investors Trust -- S
 Class                                    1.25%      1.46%       2.71%       $89
       $307       $92        $344
International New Discovery -- S Class    1.25%      1.48%       2.73%       $89
       $308       $92        $346
Managed Sectors -- S Class                1.25%      1.01%       2.36%       $84
       $262       $88        $302
Massachusetts Investors Growth
 Stock -- S Class                         1.25%      1.06%       2.31%       $85
       $267       $89        $307
Massachusetts Investors Trust -- S
 Class                                    1.25%      0.85%       2.10%       $83
       $246       $87        $286
Mid Cap Growth -- S Class                 1.25%      1.14%       2.39%       $86
       $275       $89        $314
Money Market -- S Class                   1.25%      0.83%       2.08%       $83
       $244       $86        $284
New Discovery -- S Class                  1.25%      1.24%       2.49%       $86
       $285       $90        $324
Research -- S Class                       1.25%      0.99%       2.24%       $84
       $260       $88        $300
Research Growth and Income -- S Class     1.25%      1.13%       2.38%       $85
       $274       $89        $313
Research International -- S Class         1.25%      1.53%       2.78%       $89
       $313       $93        $351
Strategic Growth -- S Class               1.25%      1.19%       2.44%       $86
       $280       $90        $319
Strategic Income -- S Class               1.25%      1.23%       2.48%       $86
       $284       $90        $323
Technology -- S Class                     1.25%      1.17%       2.42%       $86
       $278       $90        $317
Total Return -- S Class                   1.25%      0.95%       2.20%       $84
       $256       $87        $296
Utilities -- S Class                      1.25%      1.05%       2.30%       $85
       $266       $88        $306
Value -- S Class                          1.25%      1.12%       2.37%       $85
       $273       $89        $312

      3. The performance chart appearing in Section 8, "Performance," of the Profile is supplemented by adding the following Sub-Accounts to the chart:

SUB-ACCOUNT                2000       1999       1998       1997       1996
 1995       1994       1993       1992
-----------              --------   --------   --------   --------   --------
--------   --------   --------   --------
Bond -- S Class            8.61%    (3.20)%        --        --          --
   --        --          --        --
Capital
 Appreciation --
 S Class                 (12.72)%   30.59%      26.69%    21.18%      19.55%
32.33%    (5.12)%     16.14%    11.40%
Capital
 Opportunities --
 S Class                  (6.27)%   45.34%      24.97%    25.57%         --
   --        --          --        --
Emerging Growth --
 S Class                 (20.26)%   73.07%      31.76%    20.01%      15.24%
   --        --          --        --
Emerging Markets
 Equity -- S Class       (23.85)%   50.12%     (31.02)%    8.66%         --
   --        --          --        --
Global Asset
 Allocation -- S Class    (3.75)%   16.73%       4.89%     9.12%      14.14%
19.70%       --          --        --
Global Governments --
 S Class                  (0.21)%   (6.60)%     13.67%    (2.33)%      3.00%
13.87%    (6.00)%     17.02%    (1.11)%
Global Growth --
 S Class                 (14.40)%   64.71%      12.76%    13.50%      11.29%
14.15%     1.30%         --        --
Global Total Return --
 S Class                   0.79%     6.78%      16.50%    11.85%      12.45%
16.05%       --          --        --
Government
 Securities -- S Class    10.44%    (3.40)%      7.04%     7.03%       0.01%
15.78%    (3.70)%      6.95%     5.03%
High Yield -- S Class     (8.15)%    5.23%      (0.96)%   11.42%      10.33%
15.18%    (3.77)%     15.87%    13.21%
International
 Growth -- S Class        (9.16)%   33.23%       0.33%    (3.18)%        --
   --        --          --        --
International Investors
 Trust -- S Class         (3.82)%   15.49%      19.71%     4.84%       3.22%
   --        --          --        --
Managed Sectors --
 S Class                 (21.98)%   82.70%      10.57%    23.64%      15.72%
30.16%    (3.47)%      2.41%     4.80%
Massachusetts Investors
 Growth Stock --
 S Class                  (7.51)%   33.69%         --        --          --
   --        --          --        --
Massachusetts Investors
 Trust -- S Class         (1.39)%    5.57%      21.90%    29.87%      23.41%
35.25%    (2.66)%      6.70%     3.94%
Money Market --
 S Class                   4.38%     3.10%       3.39%     3.41%       3.26%
 3.79%     2.06%       1.01%     1.71%
New Discovery --
 S Class                  (1.11)%   57.70%         --        --          --
   --        --          --        --
Research -- S Class       (5.54)%   22.25%      21.70%    18.91%      21.85%
35.25%       --          --        --
Research Growth and
 Income -- S Class         1.57%     6.52%      20.26%       --          --
   --        --          --        --
Research
 International --
 S Class                  (9.32)%   52.55%         --        --          --
   --        --          --        --
Strategic Growth --
 S Class                 (11.31)%   19.53%         --        --          --
   --        --          --        --
Strategic Income --
 S Class                   1.37%    21.63%         --        --          --
   --        --          --        --
Total Return --
 S Class                  15.04%     1.28%      10.00%    20.03%      12.25%
24.77%    (3.80)%     11.59%     6.65%
Utilities -- S Class       5.39%    29.25%      15.75%    30.62%      18.42%
30.30%    (6.44)%        --        --
Value -- S Class          28.28%     5.43%         --        --          --
   --        --          --        --

SUB-ACCOUNT                1991       1990
-----------              --------   --------
Bond -- S Class              --         --
Capital
 Appreciation --
 S Class                  38.69%    (11.09)%
Capital
 Opportunities --
 S Class                     --         --
Emerging Growth --
 S Class                     --         --
Emerging Markets
 Equity -- S Class           --         --
Global Asset
 Allocation -- S Class       --         --
Global Governments --
 S Class                  12.97%     11.54%
Global Growth --
 S Class                     --         --
Global Total Return --
 S Class                     --         --
Government
 Securities -- S Class    14.03%      7.14%
High Yield -- S Class     45.28%    (15.71)%
International
 Growth -- S Class           --         --
International Investors
 Trust -- S Class            --         --
Managed Sectors --
 S Class                  59.42%    (11.87)%
Massachusetts Investors
 Growth Stock --
 S Class                     --         --
Massachusetts Investors
 Trust -- S Class            --         --
Money Market --
 S Class                   4.12%      6.14%
New Discovery --
 S Class                     --         --
Research -- S Class          --         --
Research Growth and
 Income -- S Class           --         --
Research
 International --
 S Class                     --         --
Strategic Growth --
 S Class                     --         --
Strategic Income --
 S Class                     --         --
Total Return --
 S Class                  19.72%      1.05%
Utilities -- S Class         --         --
Value -- S Class             --         --

      4. The "Underlying Fund Annual Expenses" table appearing on page 5 of the Prospectus is supplemented by adding the fees associated with the S
Class shares of the Funds as follows:

                                                           OTHER FUND
                TOTAL ANNUAL FUND
                                                            EXPENSES
                    EXPENSES
                                           MANAGEMENT        AFTER
12B-1 OR            AFTER AND BEFORE
FUND                                          FEES      REIMBURSEMENT(2)
SERVICE FEES          REIMBURSEMENT(2)
----                                       ----------   ----------------
------------   -------------------------------
Bond -- S Class                              0.60%            0.12%
0.25%       0.97%
Capital Appreciation -- S Class              0.71%            0.04%
0.25%       1.00%
Capital Opportunities -- S Class             0.71%            0.08%
0.25%       1.04%
Emerging Growth -- S Class                   0.69%            0.05%
0.25%       0.99%
Emerging Markets Equity -- S Class           1.25%            0.32%
0.25%       1.82%
Global Asset Allocation -- S Class           0.75%            0.15%
0.25%       1.15%
Global Governments -- S Class                0.75%            0.19%
0.25%       1.19%
Global Growth -- S Class                     0.90%            0.14%
0.25%       1.29%
Global Health Sciences -- S Class (3)        1.00%            0.25%
0.25%       1.50% [1.71%]
Global Telecommunications -- S Class (3)     1.00%            0.28%
0.25%       1.53% [8.75%]
Global Total Return -- S Class               0.75%            0.16%
0.25%       1.16%
Government Securities -- S Class             0.55%            0.07%
0.25%       0.87%
High Yield -- S Class                        0.75%            0.08%
0.25%       1.08%
International Growth -- S Class              0.98%            0.26%
0.25%       1.49%
International Investors Trust -- S Class     0.98%            0.23%
0.25%       1.46%
International New Discovery -- S
 Class (3)                                   0.98%            0.25%
0.25%       1.48% [1.69%]
Managed Sectors -- S Class                   0.71%            0.05%
0.25%       1.01%
Massachusetts Investors Growth Stock --
 S Class                                     0.75%            0.06%
0.25%       1.06%
Massachusetts Investors Trust -- S Class     0.55%            0.05%
0.25%       0.85%
Mid Cap Growth -- S Class                    0.75%            0.14%
0.25%       1.14%
Money Market -- S Class                      0.50%            0.08%
0.25%       0.83%
New Discovery -- S Class                     0.90%            0.09%
0.25%       1.24%
Research -- S Class                          0.69%            0.05%
0.25%       0.99%
Research Growth and Income -- S Class        0.75%            0.13%
0.25%       1.13%
Research International -- S Class            1.00%            0.28%
0.25%       1.53%
Strategic Growth -- S Class                  0.75%            0.19%
0.25%       1.19%
Strategic Income -- S Class                  0.75%            0.23%
0.25%       1.23%
Technology -- S Class                        0.75%            0.17%
0.25%       1.17%
Total Return -- S Class                      0.66%            0.04%
0.25%       0.95%
Utilities -- S Class                         0.72%            0.08%
0.25%       1.05%
Value -- S Class                             0.75%            0.12%
0.25%       1.12%

      5. Footnote (2) to the "Underlying Fund Annual Expenses" table appearing on page 6 of the Prospectus is supplemented with the addition of the following fee reimbursements associated with S Class shares of the Funds:

Bond -- S Class...............................  0.95%
Capital Appreciation -- S Class...............  0.99%
Emerging Growth -- S Class....................  0.98%
Emerging Markets Equity -- S Class............  1.80%
Global Asset Allocation -- S Class............  1.14%
Global Governments -- S Class.................  1.18%
Global Growth -- S Class......................  1.28%
Global Telecommunications -- S Class..........  1.50%
Global Total Return -- S Class................  1.15%
High Yield -- S Class.........................  1.07%
International Growth -- S Class...............  1.48%
Massachusetts Investors Trust -- S Class......  0.84%
Mid Cap Growth -- S Class.....................  1.12%
Research Growth and Income -- S Class.........  1.12%
Research International -- S Class.............  1.52%
Strategic Growth -- S Class...................  1.17%
Strategic Income -- S Class...................  1.21%
Technology -- S Class.........................  1.15%
Total Return -- S Class.......................  0.94%
Utilities -- S Class..........................  1.04%
Value -- S Class..............................  1.11%

      6. Footnote (3) to the "Underlying Fund Annual Expenses" table appearing on page 6 of the Prospectus is replaced with the following paragraph:

     (3) MFS has contractually agreed to bear the expenses of each of the two classes (Initial Class and S Class) of the Global Health Science Series, Global Telecommunications Series, and International New Discovery
        Series such that "Other Fund Expenses," after taking into account the expense offset arrangement described in Footnote (2), above, do not exceed 0.25% annually. These contractual fee arrangements will continue until at least May 1, 2002, unless changed with the consent of the Series Fund's Board of Directors, provided, however, that a Fund's contractual fee arrangement will terminate prior to May 1, 2002, in the event that the Fund's "Other Fund Expenses" equal or fall below 0.25% annually.

      7. The "Examples" presented on pages 7 through 10 of the Prospectus are supplemented by adding the following examples:

      If you surrender your Contract at the end of the applicable period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return, an average Contract size of $35,000, and no optional death benefit riders have been elected:

                                                               1 YEAR    3 YEARS
   5 YEARS    10 YEARS
                                                              --------
--------   --------   --------
Bond -- S Class.............................................    $84        $126
     $169       $258
Capital Appreciation -- S Class.............................    $84        $126
     $170       $261
Capital Opportunities -- S Class............................    $85        $128
     $172       $265
Emerging Growth -- S Class..................................    $84        $126
     $170       $260
Emerging Markets Equity -- S Class..........................    $92        $149
     $209       $341
Global Asset Allocation -- S Class..........................    $86        $131
     $177       $276
Global Governments -- S Class...............................    $86        $132
     $179       $280
Global Growth -- S Class....................................    $87        $135
     $184       $290
Global Health Sciences -- S Class...........................    $89        $140
     $194       $310
Global Telecommunications -- S Class........................    $89        $141
     $195       $313
Global Total Return -- S Class..............................    $86        $131
     $178       $277
Government Securities -- S Class............................    $83        $123
     $164       $248
High Yield -- S Class.......................................    $85        $129
     $174       $269
International Growth -- S Class.............................    $89        $140
     $193       $309
International Investors Trust -- S Class....................    $89        $139
     $192       $307
International New Discovery -- S Class......................    $89        $140
     $193       $308
Managed Sectors -- S Class..................................    $84        $127
     $171       $262
Massachusetts Investors Growth Stock -- S Class.............    $85        $128
     $173       $267
Massachusetts Investors Trust -- S Class....................    $83        $122
     $163       $246
Mid Cap Growth -- S Class...................................    $86        $130
     $177       $275
Money Market -- S Class.....................................    $83        $122
     $162       $244
New Discovery -- S Class....................................    $86        $133
     $182       $285
Research -- S Class.........................................    $84        $126
     $170       $260
Research Growth and Income -- S Class.......................    $85        $130
     $176       $274
Research International -- S Class...........................    $89        $141
     $195       $313
Strategic Growth -- S Class.................................    $86        $132
     $179       $280
Strategic Income -- S Class.................................    $86        $133
     $181       $284
Technology -- S Class.......................................    $86        $131
     $178       $278
Total Return -- S Class.....................................    $84        $125
     $168       $256
Utilities -- S Class........................................    $85        $128
     $173       $266
Value -- S Class............................................    $85        $130
     $176       $273

      If you surrender your Contract at the end of the applicable period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return, an average Contract size of $35,000, and the EEB Plus MAV optional death benefit rider has been elected:

                                                               1 YEAR    3 YEARS
   5 YEARS    10 YEARS
                                                              --------
--------   --------   --------
Bond -- S Class.............................................    $88        $137
     $188       $298
Capital Appreciation -- S Class.............................    $88        $138
     $189       $301
Capital Opportunities -- S Class............................    $88        $139
     $191       $305
Emerging Growth -- S Class..................................    $88        $137
     $189       $300
Emerging Markets Equity -- S Class..........................    $96        $160
     $227       $377
Global Asset Allocation -- S Class..........................    $89        $142
     $196       $315
Global Governments -- S Class...............................    $90        $143
     $198       $319
Global Growth -- S Class....................................    $91        $146
     $203       $328
Global Health Sciences -- S Class...........................    $93        $152
     $212       $348
Global Telecommunications -- S Class........................    $93        $152
     $214       $351
Global Total Return -- S Class..............................    $89        $142
     $197       $316
Government Securities -- S Class............................    $87        $134
     $183       $288
High Yield -- S Class.......................................    $89        $140
     $193       $308
International Growth -- S Class.............................    $92        $151
     $212       $347
International Investors Trust -- S Class....................    $92        $150
     $210       $344
International New Discovery -- S Class......................    $92        $151
     $211       $346
Managed Sectors -- S Class..................................    $88        $138
     $190       $302
Massachusetts Investors Growth Stock -- S Class.............    $89        $139
     $192       $307
Massachusetts Investors Trust -- S Class....................    $87        $133
     $182       $286
Mid Cap Growth -- S Class...................................    $89        $142
     $196       $314
Money Market -- S Class.....................................    $86        $133
     $181       $284
New Discovery -- S Class....................................    $90        $144
     $200       $324
Research -- S Class.........................................    $88        $137
     $189       $300
Research Growth and Income -- S Class.......................    $89        $141
     $195       $313
Research International -- S Class...........................    $93        $152
     $214       $351
Strategic Growth -- S Class.................................    $90        $143
     $198       $319
Strategic Income -- S Class.................................    $90        $144
     $200       $323
Technology -- S Class.......................................    $90        $142
     $197       $317
Total Return -- S Class.....................................    $87        $136
     $187       $296
Utilities -- S Class........................................    $88        $139
     $192       $306
Value -- S Class............................................    $89        $141
     $195       $312

      If you do NOT surrender your Contract, or if you annuitize, at the end of the applicable period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return, an average Contract size of $35,000, and no optional death benefit riders have been elected:

                                                               1 YEAR    3 YEARS
   5 YEARS    10 YEARS
                                                              --------
--------   --------   --------
Bond -- S Class.............................................    $23        $69
     $119       $258
Capital Appreciation -- S Class.............................    $23        $70
     $120       $261
Capital Opportunities -- S Class............................    $23        $72
     $123       $265
Emerging Growth -- S Class..................................    $23        $70
     $120       $260
Emerging Markets Equity -- S Class..........................    $31        $95
     $161       $341
Global Asset Allocation -- S Class..........................    $24        $75
     $128       $276
Global Governments -- S Class...............................    $25        $76
     $130       $280
Global Growth -- S Class....................................    $26        $79
     $135       $290
Global Health Sciences -- S Class...........................    $28        $85
     $145       $310
Global Telecommunications -- S Class........................    $28        $86
     $147       $313
Global Total Return -- S Class..............................    $24        $75
     $129       $277
Government Securities -- S Class............................    $22        $66
     $114       $248
High Yield -- S Class.......................................    $24        $73
     $125       $269
International Growth -- S Class.............................    $28        $85
     $145       $309
International Investors Trust -- S Class....................    $27        $84
     $143       $307
International New Discovery -- S Class......................    $28        $85
     $144       $308
Managed Sectors -- S Class..................................    $23        $71
     $121       $262
Massachusetts Investors Growth Stock -- S Class.............    $23        $72
     $124       $267
Massachusetts Investors Trust -- S Class....................    $21        $66
     $113       $246
Mid Cap Growth -- S Class...................................    $24        $75
     $128       $275
Money Market -- S Class.....................................    $21        $65
     $112       $244
New Discovery -- S Class....................................    $25        $78
     $133       $285
Research -- S Class.........................................    $23        $70
     $120       $260
Research Growth and Income -- S Class.......................    $24        $74
     $127       $274
Research International -- S Class...........................    $28        $86
     $147       $313
Strategic Growth -- S Class.................................    $25        $76
     $130       $280
Strategic Income -- S Class.................................    $25        $77
     $132       $284
Technology -- S Class.......................................    $25        $75
     $129       $278
Total Return -- S Class.....................................    $22        $69
     $118       $256
Utilities -- S Class........................................    $23        $72
     $123       $266
Value -- S Class............................................    $24        $74
     $127       $273

      If you do NOT surrender your Contract, or if you annuitize, at the end of the applicable period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return, an average Contract size of $35,000, and the EEB Plus MAV optional death benefit rider has been elected:

                                                               1 YEAR    3 YEARS
   5 YEARS    10 YEARS
                                                              --------
--------   --------   --------
Bond -- S Class.............................................    $27        $ 81
     $139       $298
Capital Appreciation -- S Class.............................    $27        $ 82
     $141       $301
Capital Opportunities -- S Class............................    $27        $ 84
     $142       $305
Emerging Growth -- S Class..................................    $27        $ 82
     $140       $300
Emerging Markets Equity -- S Class..........................    $35        $107
     $180       $377
Global Asset Allocation -- S Class..........................    $28        $ 87
     $148       $315
Global Governments -- S Class...............................    $29        $ 88
     $150       $319
Global Growth -- S Class....................................    $30        $ 91
     $155       $328
Global Health Sciences -- S Class...........................    $32        $ 97
     $165       $348
Global Telecommunications -- S Class........................    $32        $ 98
     $166       $351
Global Total Return -- S Class..............................    $28        $ 87
     $148       $316
Government Securities -- S Class............................    $26        $ 78
     $134       $288
High Yield -- S Class.......................................    $28        $ 85
     $144       $308
International Growth -- S Class.............................    $32        $ 97
     $164       $347
International Investors Trust -- S Class....................    $31        $ 96
     $163       $344
International New Discovery -- S Class......................    $32        $ 97
     $164       $346
Managed Sectors -- S Class..................................    $27        $ 83
     $141       $302
Massachusetts Investors Growth Stock -- S Class.............    $27        $ 84
     $143       $307
Massachusetts Investors Trust -- S Class....................    $25        $ 78
     $133       $286
Mid Cap Growth -- S Class...................................    $28        $ 87
     $147       $314
Money Market -- S Class.....................................    $25        $ 77
     $132       $284
New Discovery -- S Class....................................    $29        $ 89
     $152       $324
Research -- S Class.........................................    $27        $ 82
     $140       $300
Research Growth and Income -- S Class.......................    $28        $ 86
     $147       $313
Research International -- S Class...........................    $32        $ 98
     $166       $351
Strategic Growth -- S Class.................................    $29        $ 88
     $150       $319
Strategic Income -- S Class.................................    $29        $ 89
     $152       $323
Technology -- S Class.......................................    $29        $ 87
     $149       $317
Total Return -- S Class.....................................    $26        $ 81
     $138       $296
Utilities -- S Class........................................    $27        $ 84
     $143       $306
Value -- S Class............................................    $28        $ 86
     $146       $312

      THESE EXAMPLES SHOULD NOT BE CONSIDERED TO BE REPRESENTATIONS OF PAST OR FUTURE EXPENSES, AND ACTUAL EXPENSES MAY BE GREATER OR LOWER THAN THOSE SHOWN. THE EXAMPLES ASSUME THAT ALL CURRENT WAIVERS AND REIMBURSEMENTS CONTINUE THROUGHOUT ALL PERIODS.

      8. The second paragraph under "Variable Account Options: The MFS/Sun Life Series Trust," beginning on page 12 of the Prospectus is replaced by the following:

            "The Series Fund is composed of 31 independent portfolios of securities, each of which has separate investment objectives and policies. Shares of the Series Fund are issued in 31 series (each, a "Fund"), each corresponding to one of the portfolios. Each Fund offers two share classes: an Initial Class and a Service Class (or "S Class"). The Contract provides for investment by the Sub-Accounts in both share classes of 29 of the Funds. (NEITHER SHARE CLASS OF THE INTERNATIONAL NEW DISCOVERY SERIES AND GLOBAL HEALTH SCIENCES SERIES ARE PRESENTLY AVAILABLE FOR SALE.) Additional portfolios may be added to the Series Fund which may or may not be available for investment by the Variable Account."

THIS SUPPLEMENT IS NOT VALID UNLESS ACCOMPANIED OR PRECEDED BY THE CURRENT PROSPECTUS FOR THE MFS REGATTA CHOICE VARIABLE AND FIXED ANNUITY, AND THE CURRENT FUND PROSPECTUS AS SUPPLEMENTED. ALL SUPPLEMENTS AND THE PROSPECTUSES SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

CHOICE SUPP 08/2001

                                                            Rule 497(c)
                                                            File Nos. 333-30844
                                                                      811-05846

                        SUPPLEMENT DATED AUGUST 1, 2001

                                       TO

                   PROFILE DATED MAY 1, 2001, AS SUPPLEMENTED
                                      AND
                 PROSPECTUS DATED MAY 1, 2001, AS SUPPLEMENTED

                                      FOR

                                  FUTURITY III
                           VARIABLE AND FIXED ANNUITY

             ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

      Beginning on August 27, 2001, with the addition of a new class of shares -- the "Service Class shares" -- to the MFS/Sun Life Series Trust ("the Series Fund"), the following 9 corresponding investment options will be added to the Futurity III Variable and Fixed Annuity Contracts (the "Contracts"):

        MFS/Sun Life Capital Appreciation -- S Class
        MFS/Sun Life Emerging Growth -- S Class
        MFS/Sun Life Government Securities -- S Class
        MFS/Sun Life High Yield -- S Class
        MFS/Sun Life Massachusetts Investors Growth Stock -- S Class MFS/Sun Life Massachusetts Investors Trust -- S Class
        MFS/Sun Life New Discovery -- S Class
        MFS/Sun Life Total Return -- S Class
        MFS/Sun Life Utilities -- S Class

      This Supplement describes the fees and performance information associated with the Series Fund's Service Class (the "S Class") shares. The S Class shares are the same as the shares (referred to herein as the "Initial Class" shares) currently offered in the Series Fund's Prospectus, dated May 1, 2001, except that the S Class shares are subject to a distribution fee equal to 0.25% of each Fund's daily net assets.

      The Initial Class shares are only available to owners of a Futurity III Variable and Fixed Annuity Contract who opened their Contracts before August 27, 2001. (A Contract is considered "opened" once we have received a completed Application in good order.) Subsequent payments and transfers by such Contract owners will continue to purchase Initial Class shares.

      Owners of a Futurity III Variable and Fixed Annuity Contract who opened their Contracts on or after August 27, 2001, will only be able to purchase S Class shares. Subsequent payments and transfers by such Contract owners will continue to purchase S Class shares.

      As a result of the addition of the S Class shares, the Profile dated May 1, 2001, as supplemented, (the "Profile") and the Prospectus dated May 1, 2001, as supplemented, (the "Prospectus") for the Futurity III Variable and Fixed Annuity are further supplemented as follows:

      1. The list of the available Sub-Accounts appearing in Section 4, "Allocation Options," of the Profile and on the cover page of the Prospectus is hereby supplemented by the adding, under the heading "MFS/Sun Life
Series Trust" the 9 Sub-Accounts listed above.

      2. The summary expense chart appearing in Section 5, "Expenses," of the Profile is supplemented by adding the following Sub-Accounts to the chart:


 EXAMPLES:
                                  TOTAL      TOTAL
TOTAL EXPENSE AT END
                                 ANNUAL      ANNUAL     TOTAL        NO RIDERS
(A)        WITH RIDER (B)
                                INSURANCE     FUND      ANNUAL
-------------------   -------------------
SUB-ACCOUNTS                     CHARGES    EXPENSES   EXPENSES    1 YEAR    10
YEARS    1 YEAR    10 YEARS
------------                    ---------   --------   --------   --------
--------   --------   --------
MFS/Sun Life Capital
 Appreciation -- S Class          1.25%      1.00%       2.25%      $84
$261       $88        $301
MFS/Sun Life Emerging
 Growth -- S Class                1.25%      0.99%       2.24%      $84
$260       $88        $300
MFS/Sun Life Government
 Securities -- S Class            1.25%      0.87%       2.12%      $83
$248       $87        $288
MFS/Sun Life High Yield --
 S Class                          1.25%      1.08%       2.33%      $85
$269       $89        $308
MFS/Sun Life Massachusetts
 Investors Growth Stock --
 S Class                          1.25%      1.06%       2.31%      $85
$267       $89        $307
MFS/Sun Life Massachusetts
 Investors Trust -- S Class       1.25%      0.85%       2.10%      $83
$246       $87        $286
MFS/Sun Life New Discovery --
 S Class                          1.25%      1.24%       2.49%      $86
$285       $90        $324
MFS/Sun Life Total Return --
 S Class                          1.25%      0.95%       2.20%      $84
$256       $87        $296
MFS/Sun Life Utilities --
 S Class                          1.25%      1.05%       2.30%      $85
$266       $88        $306

      3. The performance chart appearing in Section 8, "Performance," of the Profile is supplemented by adding the following Sub-Accounts to the chart:

SUB-ACCOUNT                    2000       1999       1998       1997       1996
     1995       1994       1993       1992
-----------                  --------   --------   --------   --------
--------   --------   --------   --------   --------
MFS/Sun Life Capital
 Appreciation -- S Class      (13.09%)    30.36%     26.48%    20.99%     19.35%
    32.16%     (5.37%)    15.92%     11.59%
MFS/Sun Life Emerging
 Growth -- S Class            (20.44%)    73.14%     31.81%    20.01%     15.28%
        --         --         --         --
MFS/Sun Life Government
 Securities -- S Class         10.41%     (3.41%)     7.02%     7.04%      0.05%
    15.86%     (3.74%)     7.02%      5.16%
MFS/Sun Life High Yield --
 S Class                       (8.18%)     5.33%     (0.93%)   11.56%     10.44%
    15.20%     (3.63%)    15.93%     13.29%
MFS/Sun Life Massachusetts
 Investors Growth Stock --
 S Class                       (7.62%)    33.70%         --        --         --
        --         --         --         --
MFS/Sun Life Massachusetts
 Investors Trust --
 S Class                       (1.48%)     5.50%     21.94%    29.92%     23.47%
    35.32%     (2.66%)     6.74%      4.05%
MFS/Sun Life New
 Discovery -- S Class          (1.20%)    57.80%         --        --         --
        --         --         --         --
MFS/Sun Life Total
 Return -- S Class             14.99%      1.23%      9.97%    20.10%     12.32%
    24.77%     (3.76%)    11.60%      6.88%
MFS/Sun Life Utilities --
 S Class                        5.43%     29.44%     15.85%    30.81%     18.63%
    30.47%     (6.34%)        --         --

SUB-ACCOUNT                    1991       1990
-----------                  --------   --------
MFS/Sun Life Capital
 Appreciation -- S Class      38.60%     (11.40%)
MFS/Sun Life Emerging
 Growth -- S Class                --          --
MFS/Sun Life Government
 Securities -- S Class        14.05%       7.24%
MFS/Sun Life High Yield --
 S Class                      45.36%     (15.48%)
MFS/Sun Life Massachusetts
 Investors Growth Stock --
 S Class                          --          --
MFS/Sun Life Massachusetts
 Investors Trust --
 S Class                          --          --
MFS/Sun Life New
 Discovery -- S Class             --          --
MFS/Sun Life Total
 Return -- S Class            19.74%       1.07%
MFS/Sun Life Utilities --
 S Class                          --          --

      4. The "Underlying Fund Annual Expenses" table appearing on pages 6 and 7 of the Prospectus is supplemented by adding the following S Class shares of the Series Fund:

                                                 OTHER
TOTAL ANNUAL FUND
                                             FUND EXPENSES
   EXPENSES
                              MANAGEMENT         AFTER            12B-1 OR
AFTER AND BEFORE
FUND                             FEES       REIMBURSEMENT(2)    SERVICE FEES
REIMBURSEMENT(2)
----                          ----------   ------------------   ------------
------------------
MFS/Sun Life Capital
  Appreciation --
  S Class (9)                   0.71%            0.04%              0.25%
    1.00%
MFS/Sun Life Emerging
  Growth -- S Class (9)         0.69%            0.05%              0.25%
    0.99%
MFS/Sun Life Government
  Securities -- S Class         0.55%            0.07%              0.25%
    0.87%
MFS/Sun Life High Yield --
  S Class (9)                   0.75%            0.08%              0.25%
    1.08%
MFS/Sun Life Massachusetts
  Investors Growth Stock --
  S Class                       0.75%            0.06%              0.25%
    1.06%
MFS/Sun Life Massachusetts
  Investors Trust --
  S Class (9)                   0.55%            0.05%              0.25%
    0.85%
MFS/Sun Life New
  Discovery -- S Class          0.90%            0.09%              0.25%
    1.24%
MFS/Sun Life Total
  Return -- S Class (9)         0.66%            0.04%              0.25%
    0.95%
MFS/Sun Life Utilities --
  S Class (9)                   0.72%            0.08%              0.25%
    1.05%

------------------------

      5. Footnote (9) to the "Underlying Fund Annual Expenses" table appearing on page 8 of the Prospectus is supplemented with the addition of the following S class shares of the Series Fund:

    MFS/Sun Life Capital Appreciation -- S Class............  0.99%
    MFS/Sun Life Emerging Growth -- S Class.................  0.98%
    MFS/Sun Life High Yield -- S Class......................  1.07%
    MFS/Sun Life Massachusetts Investors Trust -- S Class...  0.84%
    MFS/Sun Life Total Return -- S Class....................  0.94%
    MFS/Sun Life Utilities -- S Class.......................  1.04%

      6. The "Examples" presented on pages 9 through 14 of the Prospectus are supplemented by adding the following examples:

      If you surrender your Contract at the end of the applicable period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return, an average Contract size of $35,000, and no optional death benefit riders have been elected:

                                                               1 YEAR    3 YEARS
   5 YEARS    10 YEARS
                                                              --------
--------   --------   --------
MFS Sun Life Capital Appreciation -- S Class................    $84        $126
     $170       $261
MFS Sun Life Emerging Growth -- S Class.....................    $84        $126
     $170       $260
MFS Sun Life Government Securities -- S Class...............    $83        $123
     $164       $248
MFS Sun Life High Yield -- S Class..........................    $85        $129
     $174       $269
MFS Sun Life Massachusetts Investors Growth Stock -- S
  Class.....................................................    $85        $128
     $173       $267
MFS Sun Life Massachusetts Investors Trust -- S Class.......    $83        $122
     $163       $246
MFS Sun Life New Discovery -- S Class.......................    $86        $133
     $182       $285
MFS Sun Life Total Return -- S Class........................    $84        $125
     $168       $256
MFS Sun Life Utilities -- S Class...........................    $85        $128
     $173       $266

      If you surrender your Contract at the end of the applicable period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return, an average Contract size of $35,000, and the EEB Plus MAV optional death benefit rider has been elected:

                                                               1 YEAR    3 YEARS
   5 YEARS    10 YEARS
                                                              --------
--------   --------   --------
MFS Sun Life Capital Appreciation -- S Class................    $88        $138
     $189       $301
MFS Sun Life Emerging Growth -- S Class.....................    $88        $137
     $189       $300
MFS Sun Life Government Securities -- S Class...............    $87        $134
     $183       $288
MFS Sun Life High Yield -- S Class..........................    $89        $140
     $193       $308
MFS Sun Life Massachusetts Investors Growth Stock -- S
  Class.....................................................    $89        $139
     $192       $307
MFS Sun Life Massachusetts Investors Trust -- S Class.......    $87        $133
     $182       $286
MFS Sun Life New Discovery -- S Class.......................    $90        $144
     $200       $324
MFS Sun Life Total Return -- S Class........................    $87        $136
     $187       $296
MFS Sun Life Utilities -- S Class...........................    $88        $139
     $192       $306

      If you do NOT surrender your Contract, or if you annuitize, at the end of the applicable period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return, an average Contract size of $35,000, and no optional death benefit riders have been elected:

                                                               1 YEAR    3 YEARS
   5 YEARS    10 YEARS
                                                              --------
--------   --------   --------
MFS Sun Life Capital Appreciation -- S Class................    $23        $70
     $120       $261
MFS Sun Life Emerging Growth -- S Class.....................    $23        $70
     $120       $260
MFS Sun Life Government Securities -- S Class...............    $22        $66
     $114       $248
MFS Sun Life High Yield -- S Class..........................    $24        $73
     $125       $269
MFS Sun Life Massachusetts Investors Growth Stock -- S
  Class.....................................................    $23        $72
     $124       $267
MFS Sun Life Massachusetts Investors Trust -- S Class.......    $21        $66
     $113       $246
MFS Sun Life New Discovery -- S Class.......................    $25        $78
     $133       $285
MFS Sun Life Total Return -- S Class........................    $22        $69
     $118       $256
MFS Sun Life Utilities -- S Class...........................    $23        $72
     $123       $266

      If you do NOT surrender your Contract, or if you annuitize, at the end of the applicable period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return, an average Contract size of $35,000, and the EEB Plus MAV optional death benefit rider has been elected:

                                                               1 YEAR    3 YEARS
   5 YEARS    10 YEARS
                                                              --------
--------   --------   --------
MFS Sun Life Capital Appreciation -- S Class................    $27        $82
     $141       $301
MFS Sun Life Emerging Growth -- S Class.....................    $27        $82
     $140       $300
MFS Sun Life Government Securities -- S Class...............    $26        $78
     $134       $288
MFS Sun Life High Yield -- S Class..........................    $28        $85
     $144       $308
MFS Sun Life Massachusetts Investors Growth Stock -- S
  Class.....................................................    $27        $84
     $143       $307
MFS Sun Life Massachusetts Investors Trust -- S Class.......    $25        $78
     $133       $286
MFS Sun Life New Discovery -- S Class.......................    $29        $89
     $152       $324
MFS Sun Life Total Return -- S Class........................    $26        $81
     $138       $296
MFS Sun Life Utilities -- S Class...........................    $27        $84
     $143       $306

      THESE EXAMPLES SHOULD NOT BE CONSIDERED TO BE REPRESENTATIONS OF PAST OR FUTURE EXPENSES, AND ACTUAL EXPENSES MAY BE GREATER OR LOWER THAN THOSE SHOWN. THE EXAMPLES ASSUME THAT ALL CURRENT WAIVERS AND REIMBURSEMENTS CONTINUE THROUGHOUT ALL PERIODS.

THIS SUPPLEMENT IS NOT VALID UNLESS ACCOMPANIED OR PRECEDED BY THE CURRENT PROSPECTUS FOR THE FUTURITY III VARIABLE AND FIXED ANNUITY, AND ALL CURRENT FUND PROSPECTUSES AS SUPPLEMENTED. ALL SUPPLEMENTS AND THE PROSPECTUSES SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

FUT501